income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 595	$ 589
Adjustments recognized in the current period for income taxes of prior periods	11	(8)
Non-deductible amounts	1	23
Gain on disposition		(46)
Other	(3)	22
Income taxes	$ 604	$ 580
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	25.60%	25.80%
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	0.50%	(0.30%)
Tax rate effect for non-deductible amounts (as a percent)	0.10%	1.00%
Tax rate effect for gain on disposition (as a percentage)		(2.00%)
Tax rate effect for other (as a percent)	(0.20%)	1.00%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	26.00%	25.50%